Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets [Abstract]
Schedule of land use rights
		December 31,
	Useful Life	2015	2014
Land use rights	50 years	$3,851,071	$4,072,656
Others	1 year	5,881	6,220
		3,856,952	4,078,876
Less: accumulated depreciation		(686,236)	(644,269)
		$3,170,716	$3,434,607